Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Statement Of Cash Flows, Additional Disclosures [Abstract]
Schedule of Cash Flow Supplemental Disclosures

	2024	2023	2022
Changes in non-cash working capital:
Accounts receivable	$(940)	$368	$(441)
Inventory	(616)	(219)	(266)
Prepaids and other	(42)	(23)	(20)
Accounts payable	(340)	78	537
Accrued liabilities	851	(812)	896
Current income tax (liabilities) assets	326	(1,558)	(282)
Other long-term liabilities	(106)	(200)	(196)
Net changes in non-cash working capital	$(867)	$(2,366)	$228
Relating to:
Operating activities	$(743)	$(2,417)	$79
Investing activities	(124)	51	149
	$(867)	$(2,366)	$228

Reconciliation of Liabilities Arising from Financing Activities
The following table summarizes movements in the Company's liabilities arising from financing activities for the years ended December 31, 2024 and 2023:

	Long-term debt	Lease liabilities	Liabilities from financing activities
At December 31, 2022	$11,445	$1,540	$12,985
Changes from financing cash flows:
Repayment of other long-term debt (1)	(416)	—	(416)
Payment of lease liabilities	—	(285)	(285)
Non-cash changes:
Lease additions	—	317	317
Changes in foreign exchange and fair value (2)	(230)	(17)	(247)
At December 31, 2023	$10,799	$1,555	$12,354
Changes from financing cash flows:
Issuance of bank credit facilities and commercial paper, net (1)	5,466	—	5,466
Issuance of other long-term debt (1)	2,639	—	2,639
Repayment of other long-term debt (1)	(1,008)	—	(1,008)
Payment of lease liabilities	—	(325)	(325)
Non-cash changes:
Lease additions	—	231	231
Changes in foreign exchange and fair value (2)	923	3	926
At December 31, 2024	$18,819	$1,464	$20,283
(1)Includes original issue discounts and premiums, and directly attributable transaction costs.
(2)Includes foreign exchange loss (gain), the amortization of original issue discounts and premiums and directly attributable transaction costs, and derecognition of lease liabilities.